Merchant Cash Advances Receivable - Summary of Allowance for Uncollectible MCA Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Provision for uncollectible receivables related to merchant cash advances	$ 2,606	$ 1,028
MCA
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for uncollectible MCA receivable, beginning of the year	1,028	22
Provision for uncollectible receivables related to merchant cash advances	2,606	1,006
MCA receivable charged off	(1,592)	0
Allowance for uncollectible MCA receivable, end of the year	$ 2,042	$ 1,028